OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2012	2011

Employees and payroll accruals	$84,076	$20,486
Accrued expenses	232,327	67,827

	$316,403	$88,313